Audited Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 758,621	$ 457,740
Accounts receivable, net	166,531	49,245
Inventories	335,360	80,813
Deposits, prepayments and other receivables, net	503,588	393,152
Deposit for land acquisition	4,614,749
Deposit with a digital asset custodian	34,987	1,000,000
Deposit with futures broker, net	59,369
Receivable from agents, net	794,116	1,191,795
Deferred offering costs	116,250
Total current assets	7,383,571	3,172,745
Non-current assets
Plant and equipment, net	1,789,110	273,096
Right-of-use assets, net	504,192	98,570
Intangible assets	21,415,069
Digital asset, at fair value	1,630,827
Other receivable, deposit and other receivables, net		33,333
Total non-current assets	25,339,198	404,999
TOTAL ASSETS	32,722,769	3,577,744
Current liabilities
Accounts payable	779,280	1,298,964
Accrued liabilities and other payables	711,892	500,729
Contract liabilities	111,981	63,489
Operating lease liabilities, current	238,105	108,526
Convertible notes	256,056	82,447
Embedded derivative liability	262,616
Promissory note		500,000
Taxes payable		11,746
Total current liabilities	2,366,351	2,720,354
Non-current liabilities
Operating lease liabilities, non-current	272,359	10,231
Convertible notes, non-current	4,097,366	2,328,916
Total non-current liabilities	4,369,725	2,339,147
Total liabilities	6,736,076	5,059,501
Shareholders’ equity
Ordinary shares, no par value, unlimited authorized shares and 240,622 and 380 shares issued and outstanding as of December 31, 2025 and December 31, 2024 respectively
Subscription receivable		(204,000)
Additional paid-in capital	17,881,176	122,505
Retained earnings / (Accumulated deficit)	8,893,414	(985,994)
Accumulated other comprehensive (loss) income	(143,071)	18,875
Equity attributable to the shareholders of the Company	26,631,519	(1,048,614)
Non-controlling interests	(644,826)	(433,143)
Total shareholders’ equity	25,986,693	(1,481,757)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	32,722,769	3,577,744
Related Party
Current liabilities
Due to related parties	$ 6,421	$ 154,453